Annual Total Returns - Strategic Income Portfolio [BarChart] - 02.28 VIP Strategic Income Portfolio Investor PRO-11 - Strategic Income Portfolio - VIP Strategic Income Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	4.55%
Annual Return 2012	10.50%
Annual Return 2013	0.27%
Annual Return 2014	3.58%
Annual Return 2015	(1.66%)
Annual Return 2016	8.17%
Annual Return 2017	7.78%
Annual Return 2018	(2.62%)
Annual Return 2019	10.89%
Annual Return 2020	7.51%